FORUM REAL ESTATE INCOME FUND

Schedule of Investments

As of March 31, 2024 (Unaudited)

Units/ Shares		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - EQUITY — 4.2%
	REAL ESTATE COMMON EQUITY — 0.8%
40	CRIMSON DEVCO, LLC(a),(b),(c)	N/A	N/A	N/A	$1,000,000
	REAL ESTATE PREFERRED EQUITY — 3.4%
1,000,124	IOTA Multifamily Development(a),(b)	Cash: 6.000%, PIK: 6.250%	12.250	04/01/25	959,987
3,074,508	Zephyr Preferred Equity(a),(b),(d)	Cash: 7.000%, PIK: 1-Month Term SOFR + 5.000%	17.320	06/14/27	3,074,508
					4,034,495
	TOTAL PRIVATE INVESTMENTS - EQUITY
	(Cost $5,027,932)				5,034,495

Principal Amount ($)
	PRIVATE INVESTMENTS - MEZZANINE LOANS — 12.2%
292,930	Advantis MCA FV, LLC(a),(b),(d),(e)	1-Month Term SOFR + 11.900%; 1-Month Term SOFR floor 1.530%	17.220	07/22/25	292,930
213,846	Advantis MCA Harbor, LLC(a),(b),(d),(e)	1-Month Term SOFR + 11.900%; 1-Month Term SOFR floor 3.480%	17.220	04/18/25	213,846
2,220,008	FCREIF Nimbus Everett(a),(b),(f)	N/A	12.000	08/31/24	2,188,753
2,569,659	FCREIF Van Ness(a),(b),(g)	Cash: 5.000%, PIK : 7.500%	12.500	07/23/24	2,546,023
1,520,000	Lexington So Totowa, LLC(a),(b),(d)	Cash: 1-Month Term SOFR + 11.250%	16.570	06/30/24	1,520,000
4,904,777	Royal Urban Renewal, LLC(a),(b),(h)	Cash: 6.500%, PIK: 5.500%	12.000	10/01/24	4,829,366
3,212,410	Trent Development - Kerf Apartments Loan(a),(b),(h)	Cash: 6.000%, PIK: 6.000%	12.000	09/23/24	3,164,372
	TOTAL PRIVATE INVESTMENTS - MEZZANINE LOANS
	(Cost $14,905,232)				14,755,290
	PRIVATE INVESTMENTS - SENIOR LOANS — 5.0%
6,000,000	UM Senior Land Loan(a),(b),(h)	N/A	13.000	03/06/25	6,000,000
	TOTAL PRIVATE INVESTMENTS - SENIOR LOANS
	(Cost $6,000,000)				6,000,000
	COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS") — 92.5%
	AGENCY CMBS — 16.5%
5,410,310	FREMF 2017-K729 Mortgage Trust - Class D(i),(j)	N/A	0.0000	11/25/49	4,977,696
42,369,388	FREMF 2017-K729 Mortgage Trust - Class X2A(i)	N/A	0.100	11/25/49	10,673
13,614,077	FREMF 2017-K729 Mortgage Trust - Class X2B(i)	N/A	0.100	11/25/49	8,010
3,293,687	FREMF 2018-KSW4 Mortgage Trust(d)	SOFR30A + 5.114%	10.434	10/25/28	2,961,832
2,178,504	FREMF 2019-KF70 Mortgage Trust(d),(i)	SOFR30A + 6.114%	11.434	09/25/29	2,133,011
3,529,334	FREMF 2020-KF95 Mortgage Trust(d),(i)	SOFR30A + 9.000%	14.320	12/25/30	3,504,188
2,910,848	FREMF 2021-KF98 Mortgage Trust(d),(i)	SOFR30A + 8.500%	13.820	12/25/30	2,891,276
1,500,000	Multifamily Connecticut Avenue Securities Trust 2019-01 - Class CE(d),(i)	SOFR30A + 8.864%	14.184	10/25/49	1,478,089
2,000,000	Multifamily Connecticut Avenue Securities Trust 2020-01(d),(i)	SOFR30A + 7.614%	12.934	03/25/50	1,988,624
					19,953,399
	NON-AGENCY CMBS — 76.0%
4,000,000	2023-MIC Trust(d),(i),(k)	N/A	9.532	12/05/38	4,349,000

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of March 31, 2024 (Unaudited)

Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
16,800,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ - Class XA(d),(i)	N/A	0.758	08/14/34	$260,188
8,540,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ - Class XB(d),(i)	N/A	0.254	08/14/34	45,926
49,996,917	BBCMS Trust 2015-VFM(d),(i)	N/A	0.245	03/12/36	193,566
5,000,000	BPR Trust 2022-OANA(d),(i),(k)	1-Month Term SOFR + 3.695%	9.020	04/15/37	5,017,965
4,043,327	BX Commercial Mortgage Trust 2021-SOAR(d),(i)	1-Month Term SOFR + 3.865%	9.190	06/15/38	3,964,050
3,891,005	BX Commercial Mortgage Trust 2021-VINO(d),(i)	1-Month Term SOFR + 4.067%	9.392	05/15/38	3,861,764
3,500,000	BX Commercial Mortgage Trust 2021-VOLT - Class F(d),(i),(k)	1-Month Term SOFR + 2.515%	7.840	09/15/36	3,470,565
510,985	BX Commercial Mortgage Trust 2021-VOLT - Class G(d),(i)	1-Month Term SOFR + 2.965%	8.290	09/15/36	505,865
1,492,531	BX Trust 2019-MMP - Class D(d),(i)	1-Month Term SOFR + 1.644%	6.969	08/15/36	1,423,260
995,021	BX Trust 2019-MMP - Class F(d),(i)	1-Month Term SOFR + 2.836%	8.161	08/15/36	925,823
2,500,000	BX Trust 2021-ARIA(d),(i)	1-Month Term SOFR + 3.257%	8.582	10/15/36	2,428,047
4,223,093	BX Trust 2021-BXMF(d),(i)	1-Month Term SOFR + 3.464%	8.789	10/15/26	4,055,512
2,488,052	BX Trust 2021-MFM1(d),(i)	1-Month Term SOFR + 4.014%	9.339	01/15/34	2,422,052
3,015,138	BX Trust 2022-FOX2(d),(i)	1-Month Term SOFR + 2.960%	8.285	04/15/39	2,927,086
2,000,000	BX Trust 2022-LBA6(d),(i)	1-Month Term SOFR + 4.200%	9.525	01/15/39	1,974,380
2,750,000	BX Trust 2024-CNYN(d),(i)	1-Month Term SOFR + 2.665%	7.990	04/15/29	2,759,958
5,000,000	BX Trust 2024-XL5(d),(i),(k)	1-Month Term SOFR + 1.916%	7.241	03/15/41	5,004,145
2,000,000	BXHPP Trust 2021-FILM(d),(i)	1-Month Term SOFR + 2.114%	7.439	08/15/36	1,767,064
1,000,000	CSMC 2021-980M(d),(i)	N/A	3.535	07/15/31	864,852
4,533,020	CSMC 2021-WEHO(d),(i)	1-Month Term SOFR + 4.084%	9.409	04/15/26	4,468,058
2,500,000	DROP Mortgage Trust 2021-FILE(d),(i),(k)	1-Month Term SOFR + 1.264%	6.589	10/15/43	2,407,673
2,000,000	Hudson's Bay Simon JV Trust 2015-HBS - Class B10(i)	N/A	4.906	08/05/34	1,759,662
1,667,000	Hudson's Bay Simon JV Trust 2015-HBS - Class B7(i),(k)	N/A	4.666	08/05/34	1,495,131
1,320,000	Hudson's Bay Simon JV Trust 2015-HBS - Class C10(d),(i)	N/A	5.447	08/05/34	1,079,678
3,703,242	ILPT Commercial Mortgage Trust 2022-LPF2(d),(i)	1-Month Term SOFR + 5.940%	11.265	10/15/39	3,580,168
4,000,000	Life 2022-BMR Mortgage Trust(d),(i),(k)	1-Month Term SOFR + 2.542%	7.867	05/15/39	3,827,268
4,976,119	Med Trust 2021-MDLN(d),(i)	1-Month Term SOFR + 5.364%	10.689	11/15/38	4,981,527
2,350,000	MKT 2020-525M Mortgage Trust(d),(i)	N/A	2.941	02/12/40	1,078,718
1,800,000	Morgan Stanley Capital I Trust 2019-MEAD(d),(i)	N/A	3.177	11/10/36	1,595,889
3,000,000	MTN Commercial Mortgage Trust 2022-LPFL - Class B(d),(i)	1-Month Term SOFR + 1.901%	7.226	03/15/39	2,953,323
1,500,000	MTN Commercial Mortgage Trust 2022-LPFL - Class F(d),(i)	1-Month Term SOFR + 5.290%	10.615	03/15/39	1,409,274

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of March 31, 2024 (Unaudited)

Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
4,000,000	NCMF Trust 2022-MFP(d),(i),(k)	1-Month Term SOFR + 5.128%	10.453	03/15/39	$3,868,244
2,870,587	OPEN Trust 2023-AIR(d),(i)	1-Month Term SOFR + 9.430%	14.755	10/15/28	2,917,081
3,000,000	SMRT 2022-MINI - Class E(d),(i),(k)	1-Month Term SOFR + 2.701%	8.026	01/15/39	2,913,510
1,500,000	SMRT 2022-MINI - Class F(d),(i)	1-Month Term SOFR + 3.351%	8.676	01/15/39	1,396,472
3,407,000	VASA Trust 2021-VASA(d),(i)	1-Month Term SOFR + 4.015%	9.340	07/15/39	1,764,969
354,000	Worldwide Plaza Trust 2017-WWP(d),(i)	N/A	3.596	11/10/36	22,497
					91,740,210
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $111,410,688)				111,693,609

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET FUNDS — 6.4%
7,704,081	Fidelity Treasury Portfolio - Institutional Class, 5.11%(l)	7,704,081
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,704,081)	7,704,081
	TOTAL INVESTMENTS — 120.3%
	(Cost $145,047,933)	$145,187,475
	LIABILITIES IN EXCESS OF OTHER ASSETS – (20.3)%	(24,484,870)
	TOTAL NET ASSETS – 100.0%	$120,702,605

Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (17.7)%
(3,366,000)	Lucid Management Reverse Repo BPR Trust	6.725	04/18/24	(3,366,000)
(1,902,000)	Lucid Management Reverse Repo JAN Trust	6.875	04/18/24	(1,902,000)
(1,039,000)	Lucid Management Reverse Repo RBC Trust	6.525	04/18/24	(1,039,000)
(2,315,000)	Lucid Management Reverse Repo VAQ Trust	6.725	04/18/24	(2,315,000)
(2,607,000)	Royal Bank Canada Reverse Repo DAJ Trust	6.610	05/09/24	(2,607,000)
(2,931,000)	Royal Bank Canada Reverse Repo GAC Trust	6.840	05/07/24	(2,931,000)
(3,488,000)	Royal Bank Canada Reverse Repo GAE Trust	6.610	06/24/24	(3,488,000)
(2,033,000)	Royal Bank Canada Reverse Repo RAN Trust	7.060	05/24/24	(2,033,000)
(1,729,000)	Royal Bank Canada Reverse Repo YAA Trust	6.310	04/05/24	(1,729,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $(21,410,000))			$(21,410,000)

LLC – Limited Liability Company
SOFR – Secured Overnight Financing Rate
PIK – Payment In Kind
SOFR30A – United States 30 Day Average SOFR Secured Overnight Financing Rate
(a) Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 21.37% of Net Assets. The total value of these securities is $25,789,785. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
(b) The value of this security has been determined in good faith under policies adopted by the Board of Trustees. Level 3 securities fair valued under procedures established by the Board of Trustees, represents 21.37% of Net Assets. The total value of these securities is $25,789,785.
(c) Non-income producing security.
(d) Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on March 31, 2024.
(e) Cash portion of interest is included in principal of loans.
(f) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Nimbus Everett, LLC. Effective August 31, 2023, payments are received in 100% cash. Prior to August 31, 2023, payments were made as 6% cash and 6% PIK.
(g) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Van Ness SFO, LLC.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Summary of Investments (Continued)

As of March 31, 2024 (Unaudited)

(h) Interest on loans funded from interest reserve.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $108,731,777, which represents 90.08% of total net assets of the Fund.
(j) Zero-coupon bond purchased at a discount.
(k) All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at March 31, 2024 was $28,770,008.
(l) Rate disclosed is the seven-day effective yield as of March 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Forum Real Estate Income Fund

Notes to the Schedule of Investments

March 31, 2024 (Unaudited)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2024, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal / Units	Cost	Value	% of Net Assets
Advantis MCA FV, LLC	7/22/2022	292,930	$286,128	$292,930	0.24%
Advantis MCA Harbor, LLC	10/18/2022	213,846	207,886	213,846	0.18%
CRIMSON Devco, LLC	12/17/2021	40	1,000,000	1,000,000	0.83%
FCREIF Nimbus Everett	8/31/2021	2,220,008	2,214,459	2,188,753	1.81%
FCREIF Van Ness	10/13/2021	2,569,659	2,569,659	2,546,023	2.11%
IOTA Multifamily Development	3/31/2022	1,000,124	998,043	959,987	0.80%
Lexington So Totowa, LLC	5/20/2022	1,520,000	1,509,913	1,520,000	1.26%
Royal Urban Renewal, LLC	9/29/2021	4,904,777	4,904,777	4,829,366	4.00%
Trent Development - Kerf Apartments Loan	9/23/2021	3,212,410	3,212,410	3,164,372	2.62%
UM Senior Land Loan	3/6/2024	6,000,000	6,000,000	6,000,000	4.97%
Zephyr Preferred Equity	6/15/2023	3,074,508	3,029,889	3,074,508	2.55%
		25,008,302	$25,933,164	$25,789,785	21.37%